PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated November 4, 2003 to the
Class A, B and C Prospectus Dated July 31, 2003

Disclosure Relating to the Summary Information Section

The following should be added as a separate paragraph to the end of the section "Fixed Income Instruments":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Disclosure Relating to the All Asset Fund

The following information supplements the paragraph "Investments Made by the All Asset Fund." The second sentence is amended to read:

The All Asset Fund may invest in any of the other Funds of the Trust except the All Asset All Authority and Strategic Balanced Funds.

In addition, the following sentence is added after the second sentence:

Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund's asset allocation sub-adviser.

The following two paragraphs replace the first two paragraphs of the All Asset Fund's "Fund Summary" under "Prinicipal Investments and Strategies":

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority and Strategic Balanced Funds. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund's asset allocation sub-adviser. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds. Please see the "Description of the Underlying Funds" in this prospectus for information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In addition, in the section "Principal Risks" on the "Fund Summary" page, the following risk is added as a principal risk of investing in the Fund: Issuer Non-Diversification Risk.  The following risk is added as a principal risk of the Underlying Funds:  Real Estate Risk.

Disclosure Relating to the Annual Underlying Fund Expenses Table

In the "Annual Underlying Fund Expenses" table, replace the second column's title with "Other Expenses.(1)" Accordingly, amend the figure in the second column for the following Funds' Other Expenses as follows: California Intermediate Municipal Bond Fund: 0.24%; Convertible Fund: 0.27%; Diversified Income Fund: 0.42%; Emerging Markets Bond Fund: 0.42%; Global Bond Fund: 0.31%; Global Bond Fund II: 0.32%; Investment Grade Corporate Bond Fund: 0.26%; New York Municipal Bond Fund: 0.23%; Real Return Fund: 0.22%; Real Return Fund II: 0.21%.  Amend the figures in the third column for the following Funds' Total Fund Operating Expenses as follows: California Intermediate Municipal Bond Fund: 0.49%; Convertible Fund: 0.67%; Diversified Income Fund: 0.87%; Emerging Markets Bond Fund: 0.87%; Global Bond Fund: 0.56%; Global Bond Fund II: 0.57%; Investment Grade Corporate Bond Fund: 0.51%; New York Municipal Bond Fund: 0.48%; Real Return Fund: 0.47%; Real Return Fund II: 0.46%.

Add the following Funds and their expenses to the "Annual Underlying Fund Expenses" table:
Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
International StocksPLUS TR Strategy	0.55	0.86	0.85(2)
RealEstateRealReturn Strategy	0.49	0.88	0.74(3)

Add the following footnotes to the "Annual Underlying Fund Expenses" table:

(1) Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy Fund and RealEstateRealReturn Strategy Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund's Institutional Class shares and include each Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Descriptions of the Underlying Funds Table

In the table "Descriptions of the Underlying Funds," the following descriptions are added and the title "Real Return Funds" is changed to "Real Return Strategy Funds":
		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-20%
Equity-Related Funds	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-25%(6)

In addition, footnote number 3 is deleted, footnote 4 is renumbered to footnote 3, footnote 5 is renumbered to footnote 4 and footnote 6 is renumbered to 5. Footnote number 6 is added as follows:
(6)	Limitation with respect to the Fund's fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Disclosure Relating to the Summary of Principal Risks

The following risk is added to the "Summary of Principal Risks" section:

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Disclosure Relating to Long-Term U.S. Government Fund

The following paragraph is added to the end of the Fund's "Fund Summary" under "Principal Investment and Strategies":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Disclosure Relating to GNMA Fund

The following paragraph is added to the end of the Fund's "Fund Summary" under "Principal Investment and Strategies":

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Disclosure Relating to the CommodityRealReturn Strategy Fund

Effective November 1, 2003, investors in the CommodityRealReturn Strategy Fund will no longer pay an initial sales charge on purchases of Class C shares.

Disclosure Relating to Appendix A

In the sub-section "Short-Term Municipal Bond Ratings" under the section "Moody's Investors Service. Inc.," for MIG 1/VMIG 1 the word "best" is changed to read "superior," for MIG 2/VMIG 2 the word "high" is changed to read "strong" and for MIG 3/VMIG 3 the word "favorable" is changed to read "acceptable."

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS:  PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated November 4, 2003 to the
Class D Prospectus Dated July 31, 2003

Disclosure Relating to the Summary Information Section

The following should be added as a separate paragraph to the end of the section "Fixed Income Instruments":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Disclosure Relating to the All Asset Fund

The following information supplements the paragraph "Investments Made by the All Asset Fund." The second sentence is amended to read:

The All Asset Fund may invest in any of the other Funds of the Trust except the All Asset All Authority and Strategic Balanced Funds.

In addition, the following sentence is added after the second sentence:

Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund's asset allocation sub-adviser.

The following two paragraphs replace the first two paragraphs of the All Asset Fund's "Fund Summary" under "Prinicpal Investments and Strategies":

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority and Strategic Balanced Funds. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund's asset allocation sub-adviser. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds. Please see the "Description of the Underlying Funds" in this prospectus for information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In addition, in the section "Principal Risks" on the "Fund Summary" page, the following risk is added as a principal risk of investing in the Fund: Issuer Non-Diversification Risk.  The following risk is added as a principal risk of the Underlying Funds"  Real Estate Risk.

Disclosure Relating to the Annual Underlying Fund Expenses Table

In the "Annual Underlying Fund Expenses" table, replace the second column's title with "Other Expenses(1)." Accordingly, amend the figure in the second column for the following Funds' Other Expenses as follows: California Intermediate Municipal Bond Fund: 0.24%; Convertible Fund: 0.27%; Diversified Income Fund: 0.42%; Emerging Markets Bond Fund: 0.42%; Global Bond Fund: 0.31%; Global Bond Fund II: 0.32%; Investment Grade Corporate Bond Fund: 0.26%; New York Municipal Bond Fund: 0.23%; Real Return Fund: 0.22%; Real Return Fund II: 0.21%.  Amend the figures in the third column for the following Funds' Total Fund Operating Expenses as follows: California Intermediate Municipal Bond Fund: 0.49%; Convertible Fund: 0.67%; Diversified Income Fund: 0.87%; Emerging Markets Bond Fund: 0.87%; Global Bond Fund: 0.56%; Global Bond Fund II: 0.57%; Investment Grade Corporate Bond Fund: 0.51%; New York Municipal Bond Fund: 0.48%; Real Return Fund: 0.47%; Real Return Fund II: 0.46%.

Add the following Funds and their expenses to the "Annual Underlying Fund Expenses" table:
Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
International StocksPLUS TR Strategy	0.55	0.86	0.85(2)
RealEstateRealReturn Strategy	0.49	0.88	0.74(3)

Add the following footnotes to the "Annual Underlying Fund Expenses" table:

(1) Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy Fund and RealEstateRealReturn Strategy Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund's Institutional Class shares and include each Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Descriptions of the Underlying Funds Table

In the table "Descriptions of the Underlying Funds," the following descriptions are added and the title "Real Return Funds" is changed to "Real Return Strategy Funds":
		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-20%
Equity-Related Funds	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-25%(6)

In addition, footnote number 3 is deleted, footnote 4 is renumbered to footnote 3, footnote 5 is renumbered to footnote 4 and footnote 6 is renumbered to 5. Footnote number 6 is added as follows:
(6)	Limitation with respect to the Fund's fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Disclosure Relating to the Summary of Principal Risks

The following risk is added to the "Summary of Principal Risks" section:

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Disclosure Relating to Long-Term U.S. Government Fund

The following paragraph is added to the end of the Fund's "Fund Summary" under "Principal Investment and Strategies":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Disclosure Relating to GNMA Fund

The following paragraph is added to the end of the Fund's "Fund Summary" under "Principal Investment and Strategies":

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Disclosure Relating to the CommodityRealReturn Strategy Fund

Effective November 1, 2003, investors in the CommodityRealReturn Strategy Fund will no longer pay an initial sales charge on purchases of Class C shares.

Disclosure Relating to Appendix A

In the sub-section "Short-Term Municipal Bond Ratings" under the section "Moody's Investors Service. Inc.," for MIG 1/VMIG 1 the word "best" is changed to read "superior," for MIG 2/VMIG 2 the word "high" is changed to read "strong" and for MIG 3/VMIG 3 the word "favorable" is changed to read "acceptable."

Investors Should Retain This Supplement For Future Reference